Transactions with related parties, textuals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Related party financing, current	$ 0	$ 5,000
Due to related parties, current	105	105
Interest expense on related party debt	1,692	2,945	$ 3,247
Flat fee payable	$ 200
Amendment of RBS Loan Agreement [Member]
Related Party Transaction [Line Items]
Debt instrument issuance date	Sep. 12, 2016
Flat fee at final maturity date	$ 150
Flat fee payable	200
Altair Travel Agency Sa [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	864	1,120	1,007
Due to related parties, current	3	17
Diana Enterprises Inc [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	2,005	1,451	1,450
Due from related parties, current	0	0
Due to related parties, current	0	0
Diana Shipping Inc [Member]
Related Party Transaction [Line Items]
Due to related parties, current	102	103
Interest expense on related party debt	$ 1,692	2,745	$ 3,247
Diana Shipping Inc [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Debt instrument issuance date	May 20, 2013
Debt instrument face amount	$ 50,000
Debt instrument description of variable rate basis	LIBOR
Loan margin percentage	5.00%
Back-end fee percentage	1.25%
Debt instrument maturity date	Aug. 20, 2017
Diana Shipping Inc [Member] | Loans Payable - Amendment Agreement [Member]
Related Party Transaction [Line Items]
Debt instrument issuance date	Sep. 09, 2015
Debt instrument, Annual principal payment	$ 5,000
Debt instrument description of variable rate basis	LIBOR
Loan margin percentage	3.00%
Debt instrument maturity date	Mar. 15, 2022
Accrued back-end fee on related party debt	$ 1,302
Flat fee payable	$ 200	$ 200
Diana Shipping Inc [Member] | Amendment of RBS Loan Agreement [Member]
Related Party Transaction [Line Items]
Loan margin percentage	3.35%